Portfolio Adviser

Chase Manhattan Bank, N.A.

Blanchard
Capital Growth Fund

The Blanchard Group of Funds and the Virtus(SM) Funds are available through Signet(R) Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.


Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Virtus(SM) is a service mark and Signet(R) is a registered mark of Signet Banking Corporation. Virtus Capital Management, Inc. and Signet Financial Services, Inc. are subsidiaries of Signet Banking Corporation.


This report is authorized for distribution to prospective investors only when preceded or accompanied by the FundOs prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

(2235)
CUSIP 093265403
G01684-11 (12/96)

Blanchard
Capital
Growth Fund

Annual Report
October 31, 1996

Managed by: Virtus Capital Management, Inc.

Blanchard




PRESIDENT'S MESSAGE

December 15, 1996

Dear Shareholder:

I'm pleased to present the Annual Report for the Blanchard Capital Growth Fund for the 12-month period ended October 31, 1996. This report begins with a discussion by the fund's portfolio management team, a complete list of holdings, and the financial statements.

As always, if you would like the most recent performance update for the fund, or if you have any questions, please call Investors' Services at 1-800-829-3863.

Thank you for pursuing your financial goals through the Blanchard Capital Growth Fund.

                                Sincerely,
                                Edward C. Gonzales
                                Edward C. Gonzales
                                President



Dear Shareholder,

  Enclosed you will find the Annual Report for your Blanchard Capital Growth Fund for the fiscal year ended October 31, 1996.



                             [GRAPHIC REPRESENTATION OMITTED, SEE APPENDIX A]



  An opportunistic approach backed up by disciplined stock selection was a key factor in the performance of the Blanchard Capital Growth Fund for the year ended October 31, 1996. The Fund provided shareholders with a total return of 14.62%, as compared to the Russell 2000 Index** (16.61%) and the Lipper Mid Cap Fund Index (18.47%).

  The strong performance of the broad indexes masked a fair degree of volatility and sector rotation throughout the reporting year. The Fund's ability to turn in a strong performance despite maintaining broad diversification, was largely due to the manager's stock selection and sector allocation adjustments.

                     MARKET DIPS PROVIDE BUYING OPPORTUNITY

  With its focus on small-and mid-capitalization stocks, the Fund was able to post strong performance by taking advantage of market


** The Russell 2000 Index is an unmanaged index consisting of approximately
   2000 small capitalization common stocks. Investments can not be made in an index.



drops. Since such declines generally tend to be indiscriminate in cutting the prices of all stocks within a given sector, they present excellent opportunities to purchase high-quality stocks at relatively low prices. The Fund's manager attempted to find such values following the major decline in technology stocks in November, 1995.

  In early 1996, the Fund began favoring cyclical companies that benefit in a growing economy before turning a bit more defensive later in June and focusing on other sectors, including financial companies. This proved beneficial during July's sharp downturn, as did the Fund's relatively high cash position. Once again, the manager was able to go bargain-hunting, buying the stocks of high-quality companies in the technology, financial and other areas at very attractive valuations.

                       A FOCUS ON VISIBLE EARNINGS GROWTH

  Given the manager's view that the economy will slow during the remainder of 1996 and related concerns about corporate earnings, the Fund is focused on buying the stocks of companies that can exhibit visible earnings growth. Individual stock selection, not sector weightings, will drive decisions. Despite the fact that the stock market indexes are currently at all-time highs, Chase's stock management system continues to identify small- and mid-cap issues with excellent characteristics.

  Thank you for your continued patronage. We look forward to serving you in the months and years ahead.

                           Sincerely,

                           The Investment Management Team
                           at Chase Manhattan Bank

                           Portfolio Advisers to the
                           Capital Growth Portfolio



BLANCHARD CAPITAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------
Investments in Portfolio, at value                                  $1,531,400
------------------------------------------------------------------
Receivable for shares sold                                              95,754
------------------------------------------------------------------
Deferred organizational expense                                         53,406
------------------------------------------------------------------
Other assets                                                            53,400
------------------------------------------------------------------  ----------
  Total assets                                                       1,733,960
------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------
Accrued expenses                                                        28,112
------------------------------------------------------------------  ----------
NET ASSETS                                                          $1,705,848
------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------
Paid in capital                                                     $1,243,554
------------------------------------------------------------------
Net unrealized appreciation of investments in Portfolio                309,293
------------------------------------------------------------------
Accumulated net realized gain on investments in Portfolio              153,001
------------------------------------------------------------------  ----------
  Total Net Assets                                                  $1,705,848
------------------------------------------------------------------  ----------
SHARES OUTSTANDING                                                     194,365
------------------------------------------------------------------  ----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
(Net assets / shares outstanding)                                        $8.78
------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)



BLANCHARD CAPITAL GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
---------------------------------------------------------------
Dividend                                                         $ 17,746
---------------------------------------------------------------
Interest                                                            9,899
---------------------------------------------------------------  --------
Expenses allocated from Portfolio                                  (7,953)
---------------------------------------------------------------  --------
  Net investment income allocated from Portfolio                   19,692
---------------------------------------------------------------  --------
EXPENSES:
----------------------------------------------------
Management fee                                        $  12,080
----------------------------------------------------
Administrative personnel and services fee                75,000
----------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                 38,847
----------------------------------------------------
Directors'/Trustees' fees                                 1,500
----------------------------------------------------
Auditing fees                                            16,921
----------------------------------------------------
Legal fees                                                9,000
----------------------------------------------------
Distribution services fee                                 8,629
----------------------------------------------------
Share registration costs                                 22,698
----------------------------------------------------
Printing and postage                                     34,653
----------------------------------------------------
Amortization of organizational costs                     17,772
----------------------------------------------------
Miscellaneous                                             4,059
----------------------------------------------------  ---------
  Total expenses                                        241,159
----------------------------------------------------  ---------
Waivers and Reimbursements--
------------------------------------------
 Waiver of Management fee                   $(12,080)
------------------------------------------
 Waiver of Distribution services fee          (8,629)
------------------------------------------
 Waiver of Administrative personnel and
services fee                                 (62,466)
------------------------------------------
 Reimbursement of other operating expenses   (53,400)
------------------------------------------  --------
  Total waivers and reimbursements                     (136,575)
----------------------------------------------------  ---------
    Net expenses                                                  104,584
---------------------------------------------------------------  --------
      Net operating loss                                          (84,892)
---------------------------------------------------------------  --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
PORTFOLIO:
---------------------------------------------------------------
Net realized gain on investment transactions                      211,230
---------------------------------------------------------------
Net change in unrealized appreciation of investments in
Portfolio                                                         117,142
---------------------------------------------------------------  --------
  Net realized and unrealized gain on investments in
Portfolio                                                         328,372
---------------------------------------------------------------  --------
    Change in net assets resulting from operations               $243,480
---------------------------------------------------------------  --------


(See Notes which are an integral part of the Financial Statements)



BLANCHARD CAPITAL GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      YEAR ENDED OCTOBER 31,
                                                      ------------------------
                                                         1996         1995
----------------------------------------------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------
OPERATIONS--
----------------------------------------------------
Net operating loss                                    $   (84,892) $   (58,626)
----------------------------------------------------
Net realized gain on investments in Portfolio             211,230       54,854
----------------------------------------------------
Net change in unrealized appreciation of investments
in Portfolio                                              117,142      192,151
----------------------------------------------------  -----------  -----------
  Change in net assets resulting from operations          243,480      188,379
----------------------------------------------------  -----------  -----------
SHARE TRANSACTIONS--
----------------------------------------------------
Proceeds from sale of shares                            2,237,018    6,052,689
----------------------------------------------------
Cost of shares redeemed                                (2,485,655)  (4,530,063)
----------------------------------------------------  -----------  -----------
  Change in net assets resulting from share
transactions                                             (248,637)   1,522,626
----------------------------------------------------  -----------  -----------
    Change in net assets                                   (5,157)   1,711,005
----------------------------------------------------  -----------  -----------
NET ASSETS:
----------------------------------------------------
Beginning of period                                     1,711,005      --
----------------------------------------------------  -----------  -----------
End of period                                         $ 1,705,848  $ 1,711,005
----------------------------------------------------  -----------  -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD CAPITAL GROWTH FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR ENDED
                                                   OCTOBER 31,
                                                  ---------------
                                                   1996     1995
------------------------------------------------  ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 7.66   $ 7.00
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
 Net operating loss                                (0.44)   (0.26)
------------------------------------------------
 Net realized and unrealized gain on investments    1.56     0.92
------------------------------------------------  ------   ------
Total from investment operations                    1.12     0.66
------------------------------------------------  ------   ------
NET ASSET VALUE, END OF PERIOD                    $ 8.78   $ 7.66
------------------------------------------------  ------   ------
TOTAL RETURN (A)                                   14.62%    9.43%
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
 Expenses (b)                                       6.53%    6.19%
------------------------------------------------
 Net operating loss                                (4.93%)  (4.20%)
------------------------------------------------
 Expense waiver/reimbursement (c)                   7.93%    1.97%
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
 Net assets, end of period (000 omitted)
------------------------------------------------  $1,706   $1,711


(a) Based on net asset value.

(b) Reflects the Fund's proportionate share of the respective Portfolio's expenses and the Fund's fee waivers and expense reimbursements by the Funds' Manager, Distributor and Administrator.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD CAPITAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
-------------------------------------------------------------------------------

1. ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of seven funds. The financial statements included herein are only those of Blanchard Capital Growth Fund (the "Fund"). The financial statements of the other funds are presented separately. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

The Fund's investment objective is to provide long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in Capital Growth Portfolio (the "Portfolio") which is an open-end management investment company having the same investment objective as the Fund. The Portfolio is advised by Chase Manhattan Corporation N.A., its Portfolio Adviser. At October 31, 1996, the Fund owned 0.14% of the Portfolio.

These financial statements should be read together with the accompanying portfolio of investments and financial statements of the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Fund records its investment in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the Notes to those accompanying Financial Statements.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--The Fund records daily its pro-rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Expenses directly attributable to the Fund are charged to the Fund. Certain expenses for the Trust are allocated among all the Funds in the Trust based upon their relative average net assets. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences primarily are due to differing treatments for net operating losses. Amounts as of October 31, 1996 have been reclassified to reflect the following:

                                 INCREASE                         (DECREASE)
    -------------------------------------------------------------------------------
                         ACCUMULATED DISTRIBUTIONS         ACCUMULATED NET REALIZED
                             IN EXCESS OF NET               GAIN ON INVESTMENTS IN
    PAID-IN-CAPITAL          INVESTMENT INCOME                    PORTFOLIO
    ---------------      -------------------------         ------------------------
       $(26,663)                  $84,892                         $(58,229)




BLANCHARD CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

  Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to its organization, including the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in shares were as follows:

                                                  YEAR ENDED
                                                  OCTOBER 31,
                                               ------------------
                                                 1996      1995
---------------------------------------------- --------  --------
Shares sold                                     277,867   808,463
----------------------------------------------
Shares redeemed                                (306,772) (585,193)
---------------------------------------------- --------  --------
  Net change resulting from share transactions  (28,905)  223,270
---------------------------------------------- --------  --------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.70% of the Fund's average daily net assets. These services include management of the Fund, certain administrative services and selecting, monitoring, and evaluating the Portfolio's manager. The Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Manager can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.


BLANCHARD CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year for the Fund shall be at least $75,000. The administrator may voluntarily choose to waive any portion of its fee. The administrator can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund, annually, to reimburse FSC The distributor may voluntarily choose to waive any portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of FServ, FAS and FSC.

5. SUBSEQUENT EVENT

Effective December 20, 1996, the Fund has filed with the Securities and Exchange Commission a Prospectus/Proxy statement pertaining to the acquisition of its assets by, and in a tax-free exchange for Investment Shares of The Style Manager: Large Cap Fund, a portfolio of the Virtus Funds. The Virtus Funds and Blanchard Funds are managed by the Virtus Capital Management, Inc. This transaction is subject to the approval of shareholders.


INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees of BLANCHARD FUNDS and Shareholders of BLANCHARD CAPITAL GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Blanchard Capital Growth Fund (the "Fund") as of October 31, 1996 and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the year ended October 31, 1995 were audited by other auditors, whose report thereon dated December 22, 1995, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

As discussed in Note 5 to the financial statements, the Fund has filed with the Securities and Exchange Commission a prospectus/proxy statement that describes a proposed Agreement and Plan of Reorganization of the Fund.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
December 20, 1996


BLANCHARD CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

   SHARES                        ISSUER                           VALUE
 ---------- -----------------------------------------------   --------------
 LONG-TERM INVESTMENTS--93.2%
 ----------------------------------------------------------
 COMMON STOCK--92.1%
 ----------------------------------------------------------
            AEROSPACE--2.0%
            -----------------------------------------------
     87,503 Precision Castparts Corp.                         $    4,090,625
            -----------------------------------------------
    216,100 Rohr Industries, Inc.*                                 3,997,850
            -----------------------------------------------
    325,000 Sundstrand Corp.                                      13,081,250
            -----------------------------------------------   --------------
                                                                  21,169,725
            -----------------------------------------------   --------------
            AGRICULTURAL PRODUCTION/SERVICES--1.6%
            -----------------------------------------------
    410,000 AGCO Corp.                                            10,403,750
            -----------------------------------------------
    153,500 Case Corp.                                             7,137,750
            -----------------------------------------------   --------------
                                                                  17,541,500
            -----------------------------------------------   --------------
            AIRLINES--1.2%
            -----------------------------------------------
    500,000 Continental Airlines, Inc., Class B*                  12,562,500
            -----------------------------------------------   --------------
            AUTOMOTIVE--1.2%
            -----------------------------------------------
    350,000 Lear Corp.*                                           12,950,000
            -----------------------------------------------   --------------
            BANKING--4.4%
            -----------------------------------------------
    220,000 Bank of Boston Corp.                                  14,080,000
            -----------------------------------------------
    300,000 Southtrust Corp.                                       9,937,500
            -----------------------------------------------
    200,000 Standard Federal Bancorp.                             10,700,000
            -----------------------------------------------
    150,000 Zions Bancorporation                                  13,575,000
            -----------------------------------------------   --------------
                                                                  48,292,500
            -----------------------------------------------   --------------
            BROADCASTING--0.5%
            -----------------------------------------------
            Tele-Communications, Inc., Liberty Media Group,        5,150,000
    200,000 Class A*
            -----------------------------------------------   --------------
            BUSINESS SERVICES--2.6%
            -----------------------------------------------
    425,000 Equifax, Inc.                                         12,643,750
            -----------------------------------------------
    200,000 PHH Corp.                                              5,950,000
            -----------------------------------------------
    385,000 Primark Corp.*                                         9,576,875
            -----------------------------------------------   --------------
                                                                  28,170,625
            -----------------------------------------------   --------------



BLANCHARD CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                 ISSUER                     VALUE
 ---------- ----------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ---------------------------------------------
 COMMON STOCK--CONTINUED
 ---------------------------------------------
            CHEMICALS--2.8%
            ----------------------------------
    825,000 Agrium, Inc.                         $   11,034,375
            ----------------------------------
    200,000 Cabot Corp.                               4,825,000
            ----------------------------------
    135,000 Cytec Industries, Inc.*                   4,826,250
            ----------------------------------
    250,000 IMC Global, Inc.                          9,375,000
            ----------------------------------   --------------
                                                     30,060,625
            ----------------------------------   --------------
            COMPUTER SOFTWARE--5.0%
            ----------------------------------
    160,000 American Management Systems, Inc.*        5,060,000
            ----------------------------------
    241,000 Computervision Corp.*                     2,169,000
            ----------------------------------
    214,500 DST Systems, Inc.*                        6,595,875
            ----------------------------------
    600,000 Reynolds & Reynolds, Inc., Class A       15,825,000
            ----------------------------------
    238,890 Sterling Commerce, Inc.*                  6,718,781
            ----------------------------------
    150,000 Sterling Software, Inc.                   4,875,000
            ----------------------------------
    550,000 Vanstar Corp.*                           13,062,500
            ----------------------------------   --------------
                                                     54,306,156
            ----------------------------------   --------------
            COMPUTERS/COMPUTER HARDWARE--5.5%
            ----------------------------------
    500,000 EMC Corp.*                               13,125,000
            ----------------------------------
    100,000 Gateway 2000 Inc.*                        4,706,250
            ----------------------------------
    200,000 SCI Systems, Inc.*                        9,950,000
            ----------------------------------
    120,000 Seagate Technology, Inc.*                 8,010,000
            ----------------------------------
    200,000 Solectron Corp.*                         10,700,000
            ----------------------------------
    300,000 Storage Technology Corp.*                12,787,500
            ----------------------------------
     17,500 U.S. Robotics Corp.*                      1,100,313
            ----------------------------------   --------------
                                                     60,379,063
            ----------------------------------   --------------
            CONSUMER PRODUCTS--4.8%
            ----------------------------------
    250,000 Black & Decker Corp.                      9,343,750
            ----------------------------------
    550,000 First Brands Corp.                       15,606,250
            ----------------------------------
    450,000 Fruit of the Loom, Inc., Class A*        16,368,750
            ----------------------------------
    200,000 Jones Apparel Group, Inc.*                6,250,000
            ----------------------------------



BLANCHARD CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                   ISSUER                       VALUE
 ---------- --------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------
 COMMON STOCK--CONTINUED
 -------------------------------------------------
            CONSUMER PRODUCTS--CONTINUED
            --------------------------------------
    125,000 Liz Claiborne, Inc.                      $    5,281,250
            --------------------------------------   --------------
                                                         52,850,000
            --------------------------------------   --------------
            DIVERSIFIED--0.6%
            --------------------------------------
    150,000 Harnischfeger Industries, Inc.                6,000,000
            --------------------------------------   --------------
            ELECTRONICS/ELECTRICAL EQUIPMENT--5.8%
            --------------------------------------
    285,000 Adaptec, Inc.*                               17,349,375
            --------------------------------------
    350,000 ADT Ltd.*                                     6,912,500
            --------------------------------------
    275,000 Atmel Corp.*                                  6,978,125
            --------------------------------------
     77,500 Harman International Industries, Inc.         3,981,563
            --------------------------------------
    120,000 Teleflex, Inc.                                5,775,000
            --------------------------------------
    250,000 Teradyne Inc.*                                3,968,750
            --------------------------------------
    349,500 UCAR International, Inc.*                    13,674,188
            --------------------------------------
    150,000 Xilinx, Inc.*                                 4,912,500
            --------------------------------------   --------------
                                                         63,552,001
            --------------------------------------   --------------
            ENTERTAINMENT/LEISURE--4.3%
            --------------------------------------
    500,000 Aztar Corp.*                                  4,062,500
            --------------------------------------
    600,000 Carnival Corp., Class A                      18,075,000
            --------------------------------------
    175,000 Circus Circus Enterprises Inc.*               6,037,500
            --------------------------------------
    400,000 International Game Technology                 8,450,000
            --------------------------------------
    400,000 Mirage Resorts, Inc.*                         8,800,000
            --------------------------------------   --------------
                                                         45,425,000
            --------------------------------------   --------------
            FINANCIAL SERVICES--5.6%
            --------------------------------------
     75,000 Aames Financial Corp.                         3,346,875
            --------------------------------------
    100,000 Advanta Corp., Class A                        4,831,250
            --------------------------------------
    400,000 Countrywide Credit Industries, Inc.          11,400,000
            --------------------------------------
    100,000 Finova Group, Inc.                            6,175,000
            --------------------------------------
    200,000 First USA, Inc.                              11,500,000
            --------------------------------------
    300,000 Green Tree Financial Corp.                   11,887,500
            --------------------------------------



BLANCHARD CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                     ISSUER                        VALUE
 ---------- -----------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ----------------------------------------------------
 COMMON STOCK--CONTINUED
 ----------------------------------------------------
            FINANCIAL SERVICES--CONTINUED
            -----------------------------------------
    260,000 The Money Store, Inc.                       $    6,695,000
            -----------------------------------------
    100,000 The PMI Group, Inc.                              5,712,500
            -----------------------------------------   --------------
                                                            61,548,125
            -----------------------------------------   --------------
            FOOD/BEVERAGE PRODUCTS--0.4%
            -----------------------------------------
    100,000 Coca-Cola Enterprises, Inc.                      4,262,500
            -----------------------------------------   --------------
            HEALTH CARE--11.6%
            -----------------------------------------
    300,000 Beckman Instruments, Inc.                       11,025,000
            -----------------------------------------
  1,000,000 Beverly Enterprises*                            12,375,000
            -----------------------------------------
    100,000 Foundation Health Corp.*                         2,987,500
            -----------------------------------------
    100,000 HBO & Co.                                        5,967,000
            -----------------------------------------
    300,000 HEALTHSOUTH Corp.                               11,250,000
            -----------------------------------------
    135,000 Lincare Holdings, Inc.*                          5,062,500
            -----------------------------------------
    220,000 Omnicare, Inc.                                   5,995,000
            -----------------------------------------
    550,000 OrNda Healthcorp*                               14,987,500
            -----------------------------------------
    300,000 PhyCor, Inc.                                     9,300,000
            -----------------------------------------
    250,000 Steris Corp.*                                    9,437,500
            -----------------------------------------
    175,000 Sybron International Corp.*                      5,096,875
            -----------------------------------------
    500,000 Tenet Healthcare Corp.*                         10,437,500
            -----------------------------------------
    419,000 Universal Health Services, Inc., Class B*       10,475,000
            -----------------------------------------
    300,000 US Surgical Corp.                               12,562,500
            -----------------------------------------   --------------
                                                           126,958,875
            -----------------------------------------   --------------
            HOME BUILDING CONSTRUCTION--1.0%
            -----------------------------------------
    400,000 Oakwood Homes Corp.                             10,600,000
            -----------------------------------------   --------------
            INSURANCE--8.2%
            -----------------------------------------
    240,000 ACE, Ltd. #                                     13,140,000
            -----------------------------------------
    200,000 AFLAC, Inc.                                      8,025,000
            -----------------------------------------
    125,000 American Bankers Insurance Group, Inc.           6,000,000
            -----------------------------------------
    100,000 Conseco Inc.                                     5,350,000
            -----------------------------------------



BLANCHARD CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES              ISSUER                  VALUE
 ---------- ----------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ---------------------------------------
 COMMON STOCK--CONTINUED
 ---------------------------------------
            INSURANCE--CONTINUED
            ----------------------------
    200,000 MGIC Investment Corp.          $   13,725,000
            ----------------------------
    265,000 Mid Ocean, Ltd. (Bermuda)          12,455,000
            ----------------------------
    200,000 Reliastar Financial Corp.          10,600,000
            ----------------------------
    200,000 SunAmerica, Inc.                    7,500,000
            ----------------------------
    170,000 Transatlantic Holdings, Inc.       12,240,000
            ----------------------------   --------------
                                               89,035,000
            ----------------------------   --------------
            MANUFACTURING--2.8%
            ----------------------------
     85,000 Johnson Controls                    6,205,000
            ----------------------------
    310,000 Kennametal Inc.                    10,540,000
            ----------------------------
    157,500 Mark IV Industries                  3,405,938
            ----------------------------
    150,000 Parker Hannifin Corp.               5,681,250
            ----------------------------
    200,000 Pentair, Inc.                       5,050,000
            ----------------------------   --------------
                                               30,882,188
            ----------------------------   --------------
            METAL/MINING--0.5%
            ----------------------------
    150,000 Trinity Industries, Inc.            5,193,750
            ----------------------------   --------------
            OFFICE SUPPLIES--0.9%
            ----------------------------
    150,000 Avery Dennison Corp.                9,881,250
            ----------------------------   --------------
            OIL & GAS--3.7%
            ----------------------------
    300,000 Coflexip SA, ADR (France)           6,750,000
            ----------------------------
    400,000 Noble Drilling Corp.*               7,450,006
            ----------------------------
    200,000 PanEnergy Corp.                     7,700,000
            ----------------------------
    150,000 Smith International*                5,700,000
            ----------------------------
    300,000 Tidewater, Inc.                    13,125,000
            ----------------------------   --------------
                                               40,725,006
            ----------------------------   --------------
            PAPER/FOREST PRODUCTS--0.4%
            ----------------------------
    150,000 Boise Cascade Corp.                 4,650,000
            ----------------------------   --------------
            PIPELINES--0.8%
            ----------------------------
    150,000 Columbia Gas System, Inc.           9,112,500
            ----------------------------   --------------




BLANCHARD CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                    ISSUER                        VALUE
 ---------- ----------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ---------------------------------------------------
 COMMON STOCK--CONTINUED
 ---------------------------------------------------
            REAL ESTATE INVESTMENT TRUST--2.1%
            ----------------------------------------
    200,000 Equity Residential Properties Trust        $    7,350,000
            ----------------------------------------
    175,000 FelCor Suite Hotels, Inc.                       5,731,250
            ----------------------------------------
    222,400 Home Properties of New York, Inc.               4,448,000
            ----------------------------------------
    200,000 Liberty Property Trust                          4,325,000
            ----------------------------------------
    100,000 ROC Communities, Inc.                           2,437,500
            ----------------------------------------   --------------
                                                           24,291,750
            ----------------------------------------   --------------
            RESTAURANTS/FOOD SERVICE--0.7%
            ----------------------------------------
    375,000 Wendy's International, Inc.                     7,734,375
            ----------------------------------------   --------------
            RETAILING--3.8%
            ----------------------------------------
    825,000 Eckerd Corp.*                                  22,893,750
            ----------------------------------------
    150,000 Ethan Allen Interiors, Inc.*                    5,362,500
            ----------------------------------------
    150,000 Kroger Co.*                                     6,693,750
            ----------------------------------------
    150,000 Proffitt's, Inc.*                               6,056,250
            ----------------------------------------   --------------
                                                           41,006,250
            ----------------------------------------   --------------
            STEEL--1.2%
            ----------------------------------------
     50,000 AK Steel Holding Corp.                          1,775,000
            ----------------------------------------
    700,000 Birmingham Steel Corp.                         11,200,000
            ----------------------------------------   --------------
                                                           12,975,000
            ----------------------------------------   --------------
            TELECOMMUNICATIONS--2.7%
            ----------------------------------------
    311,200 Aspect Telecommunications Corp.*               18,516,400
            ----------------------------------------
     90,000 CPT Telefonica del Peru S.A., ADR (Peru)        1,856,250
            ----------------------------------------
    300,000 Nextel Communications Inc., Class A*            4,800,000
            ----------------------------------------
    250,000 Octel Communications Corp.*                     3,968,750
            ----------------------------------------   --------------
                                                           29,141,400
            ----------------------------------------   --------------
            TEXTILES--0.7%
            ----------------------------------------
    256,600 Unifi, Inc.                                     7,986,675
            ----------------------------------------   --------------



BLANCHARD CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                         ISSUER                            VALUE
 ----------- ------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ------------------------------------------------------------
 COMMON STOCK--CONTINUED
 ------------------------------------------------------------
             UTILITIES--2.7%
             ------------------------------------------------
     400,000 American Power Conversion Corp.*                   $    8,550,000
             ------------------------------------------------
     200,000 CINergy Corp.                                           6,625,000
             ------------------------------------------------
     220,000 DPL, Inc.                                               5,252,500
             ------------------------------------------------
     300,000 Pinnacle West Capital Corp.                             9,262,500
             ------------------------------------------------   --------------
                                                                    29,690,000
             ------------------------------------------------   --------------
             TOTAL COMMON STOCK (COST $826,576,579)              1,004,084,339
             ------------------------------------------------   --------------
 CONVERTIBLE PREFERRED STOCK--0.3%
 ------------------------------------------------------------
             BROADCASTING--0.3%
             ------------------------------------------------
             American Radio Systems, 7.00%, # (COST                  2,940,000
      60,000 $3,000,000)
             ------------------------------------------------   --------------
 CONVERTIBLE CORPORATE BONDS & NOTES--0.7%
 ------------------------------------------------------------
             ELECTRONICS--0.4%
             ------------------------------------------------
 $ 5,000,000 Xilinx Inc., 5.25%, 11/01/02 #                          4,714,500
             ------------------------------------------------   --------------
             PHARMACEUTICALS--0.3%
             ------------------------------------------------
   3,000,000 ICN Pharmaceuticals, 8.50%, 11/15/99                    3,231,570
             ------------------------------------------------   --------------
             TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (COST         7,946,070
             $8,000,000)
             ------------------------------------------------   --------------
 U.S. GOVERNMENT OBLIGATION--0.1%
 ------------------------------------------------------------
             U.S. Treasury Note, 6.87%, 05/15/06 (COST                 585,304
     565,000 $570,385)
             ------------------------------------------------   --------------
             TOTAL LONG-TERM INVESTMENTS (COST $838,146,964)     1,015,555,713
             ------------------------------------------------   --------------
 SHORT-TERM INVESTMENTS--8.0%
 ------------------------------------------------------------
             U.S. GOVERNMENT SPONSORED OBLIGATION--1.8%
             ------------------------------------------------
  20,000,000 Federal Home Loan Mortgage Corp., Discount Note,
             5.18%, 12/31/96                                        19,827,333
             ------------------------------------------------   --------------



BLANCHARD CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                         ISSUER                            VALUE
 ----------- ------------------------------------------------   --------------
 SHORT-TERM INVESTMENTS--CONTINUED
 ------------------------------------------------------------
             COMMERCIAL PAPER--6.2%
             ------------------------------------------------
 $27,789,000 Household Finance Corp., 5.40%, 11/01/96           $   27,789,000
             ------------------------------------------------
  20,000,000 Nestle Capital Corp., 5.18%, 11/13/96                  19,965,467
             ------------------------------------------------
  20,000,000 SmithKline Beecham PLC, 5.24%, 11/13/96                19,965,067
             ------------------------------------------------   --------------
                                                                    67,719,534
             ------------------------------------------------   --------------
              TOTAL SHORT-TERM INVESTMENTS (COST $87,546,867)       87,546,867
             ------------------------------------------------   --------------
      101.2%  TOTAL INVESTMENTS (COST $925,693,831)             $1,103,102,580
             ------------------------------------------------   --------------


#Security may only be sold to qualified institutional buyers.

*Non income producing security.

tAll or a portion of this security is pledged to cover financial futures contracts.

ACES--Automatic Common Exchange Securities.
ADR--American Depositary Receipt.

See notes to financial statements.


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                   GROWTH &       CAPITAL
                                                    INCOME         GROWTH
                                                  PORTFOLIO      PORTFOLIO
                                                -------------- --------------
ASSETS:
----------------------------------------------
Investment securities, at value (Note 1)        $2,099,819,265 $1,103,102,580
----------------------------------------------
Cash                                                       956            941
----------------------------------------------
Receivables:
----------------------------------------------
Investment securities sold                          20,216,167      8,824,987
----------------------------------------------
Interest and dividends                               4,587,325        750,403
----------------------------------------------
Other assets                                            94,485         78,120
----------------------------------------------  -------------- --------------
  Total Assets                                   2,124,718,198  1,112,757,031
----------------------------------------------  -------------- --------------
LIABILITIES:
----------------------------------------------
Payable for investment securities purchased         31,402,747     22,079,842
----------------------------------------------
Accrued Liabilities: (Note 2)
----------------------------------------------
Administration fees                                     88,975         47,321
----------------------------------------------
Investment advisory fees                               710,802        378,562
----------------------------------------------
Custodian                                               35,044          6,110
----------------------------------------------
Other                                                  132,689        112,863
----------------------------------------------  -------------- --------------
  Total Liabilities                                 32,370,257     22,624,698
----------------------------------------------  -------------- --------------
NET ASSETS Applicable to Investors' Beneficial
Interests                                       $2,092,347,941 $1,090,132,333
----------------------------------------------  -------------- --------------
Cost of Investments                             $1,721,063,078 $  925,693,831
----------------------------------------------  -------------- --------------


See Notes to financial statements.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                      GROWTH &      CAPITAL
                                                       INCOME        GROWTH
                                                     PORTFOLIO     PORTFOLIO
                                                    ------------  ------------
INVESTMENT INCOME:
--------------------------------------------------
Dividend                                            $ 40,163,037  $ 11,147,019
--------------------------------------------------
Interest                                              15,979,731     6,376,287
--------------------------------------------------  ------------  ------------
  Total investment income                             56,142,768    17,523,306
--------------------------------------------------  ------------  ------------
EXPENSES: (NOTE 2)
--------------------------------------------------
Investment Advisory fees                               8,101,188     4,226,466
--------------------------------------------------
Administration fees                                    1,012,648       528,308
--------------------------------------------------
Custodian fees                                           141,771        81,603
--------------------------------------------------
Amortization of organization costs (Note 1)                8,012         8,012
--------------------------------------------------
Professional fees                                         62,232        66,809
--------------------------------------------------
Trustees fees and expenses                                88,590        51,050
--------------------------------------------------
Other                                                    104,455       109,511
--------------------------------------------------  ------------  ------------
  Total expenses                                       9,518,896     5,071,759
--------------------------------------------------  ------------  ------------
Net investment income                                 46,623,872    12,451,547
-------------------------------------------------   ------------  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
--------------------------------------------------
Net realized gain on:
--------------------------------------------------
Investments                                          155,750,263   132,963,967
--------------------------------------------------
Futures and written option transactions                7,927,539       --
--------------------------------------------------
Change in net unrealized appreciation/depreciation
on:
--------------------------------------------------
Investments                                          164,599,862    71,608,504
--------------------------------------------------
Futures and written option transactions               (1,362,579)      --
--------------------------------------------------  ------------  ------------
  Net realized and unrealized gain on investments    326,915,085   204,572,471
--------------------------------------------------  ------------  ------------
Net increase in net assets from operations          $373,538,957  $217,024,018
--------------------------------------------------  ------------  ------------


See Notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                            GROWTH & INCOME PORTFOLIO        CAPITAL GROWTH PORTFOLIO
                          ------------------------------  --------------------------------
                                   YEAR ENDED                       YEAR ENDED
                          ------------------------------  --------------------------------
                             10/31/96        10/31/95        10/31/96         10/31/95
                          --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
FROM OPERATIONS--
------------------------
Net investment income     $   46,623,872  $   49,161,074  $    12,451,547  $    14,034,371
------------------------
Net realized gain on
investments and futures
transactions                 163,677,802      95,276,889      132,963,967       38,313,408
------------------------
Change in net unrealized
appreciation on
investments
and futures                  163,237,283     154,841,478       71,608,504       83,513,979
------------------------  --------------  --------------  ---------------  ---------------
Increase in net assets
from operations              373,538,957     299,279,441      217,024,018      135,861,758
------------------------  --------------  --------------  ---------------  ---------------
TRANSACTIONS IN
INVESTORS'
BENEFICIAL INTEREST:
------------------------
Contributions                470,616,913     511,820,403    1,114,082,444    1,403,653,138
------------------------
Withdrawals                 (605,973,572)   (542,453,501)  (1,260,399,848)  (1,217,251,104)
------------------------  --------------  --------------  ---------------  ---------------
Net increase (decrease)
from transactions in
investors'
beneficial interests        (135,356,659)    (30,633,098)    (146,317,404)     186,402,034
------------------------  --------------  --------------  ---------------  ---------------
Net increase in net
assets                       238,182,298     268,646,343       70,706,614      322,263,792
------------------------
NET ASSETS:
------------------------
Beginning of period        1,854,165,643   1,585,519,300    1,019,425,719      697,161,927
------------------------  --------------  --------------  ---------------  ---------------
End of period             $2,092,347,941  $1,854,165,643  $ 1,090,132,333  $ 1,019,425,719
------------------------  --------------  --------------  ---------------  ---------------


See Notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
-------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and the CGP commenced operations on November 29, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Portfolios:

A.VALUATION OF INVESTMENTS--Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B.REPURCHASE AGREEMENTS--It is the Trusts' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trusts' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C.FUTURES CONTRACTS--When a portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

  The GIP invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract.

-------------------------------------------------------------------------------

  The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

  As of October 31, 1996, the Portfolios had no outstanding futures contracts.

D.WRITTEN OPTIONS--When a portfolio writes an option on a futures contract, an amount equal to the premium received by the portfolio is included in the portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

  The GIP writes options on stock index securities futures. These options are settled for cash and subject the Portfolio to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

  As of October 31, 1996 the Portfolios had no outstanding written options.

E.SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

F.ORGANIZATION COSTS--Organization and initial registration costs incurred in connection with establishing the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Portfolio.

G.FEDERAL INCOME TAXES--The Portfolios intend to continue to qualify as partnerships and therefore net income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A.INVESTMENT ADVISORY FEE--Pursuant to separate Investment Advisory
  Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Portfolios and for such services is paid a fee.

-------------------------------------------------------------------------------

  The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolios' average daily net assets.

  Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

B.CUSTODIAL FEES--Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

C.ADMINISTRATION FEE--Pursuant to an Administration Agreement, Chase (the
  "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

3. INVESTMENT TRANSACTIONS

For the year ended October 31, 1996, purchases and sales of investments (excluding short-term investments) were as follows:

                                            GIP           CGP
-------------------------------------  -------------- ------------
Purchases (excluding U.S. Government)  $1,187,045,632 $865,730,088
-------------------------------------
Sales (excluding U.S. Government)       1,135,951,143  953,423,528
-------------------------------------
Purchases of U.S. Government               20,197,299      570,385
-------------------------------------
Sales of U.S. Government                   25,429,221         --
-------------------------------------


The portfolio turnover rates of GIP and CGP for the year end ended were 62% and 90%, respectively. The average commission rates paid per share were $0.05949 and $0.05843 for GIP and CGP, respectively.

4. RETIREMENT PLAN

The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1996, included in Trustees Fees and Expenses in the Statement of Operations, prepaid pension costs and accrued pension liability included in other assets, and other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

              PREPAID  ACCRUED
     PENSION  PENSION  PENSION
     EXPENSES ASSETS  LIABILITY
---  -------- ------- ---------
GIP  $19,631  $60,845  $80,476
---
CGP    9,910   30,717   40,627
---



REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Trustees and Beneficial Interest Holders of
Growth and Income Portfolio
Capital Growth Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Vista Growth and Income Portfolio and Vista Capital Growth Portfolio (the "Portfolios") at October 31, 1996, the results of each of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036
December 10, 1996


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                           Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                          Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.


                              Portfolio Adviser
                          Chase Manhattan Bank, N.A.

                                    [LOGO]

                                  Blanchard
                             Growth & Income Fund

The Blanchard Group of Funds and the Virtus(SM) Funds are available through Signet(R) Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Virtus(SM) is a service mark and Signet" is a registered mark of Signet Banking Corporation. Virtus Capital Management, Inc. and Signet Financial Services, Inc. are subsidiaries of Signet Banking Corporation.


This report is authorized for distribution to prospective investors only when preceded or accompanied by the FundOs prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

(2235)
CUSIP 093265304
G01684-10 (12/96)

                                  Blanchard
                               Growth & Income
                                     Fund

                                    [LOGO]

                                Annual Report
                               October 31, 1996

                 Managed by: Virtus Capital Management, Inc.


                                  Blanchard


 PRESIDENT'S MESSAGE
December 15, 1996

Dear Shareholder:

I am pleased to present the Annual Report for the Blanchard Growth & Income Fund for the 12-month period ended October 31, 1996. This report begins with a discussion by the fund's portfolio management team, a complete list of holdings, and the financial statements.

As always, if you would like the most recent performance update for the fund, or if you have any questions, please call Investors' Services at 1-800-829-3863.

Thank you for pursuing your financial goals through the Blanchard Growth & Income Fund.
                                Sincerely,

                                Edward C. Gonzales
                                President







Dear Shareholder,

  Enclosed you will find the Annual Report for your Blanchard Growth & Income Fund for the fiscal year ended October 31, 1996.

[GRAPHIC REPRESENTATION OMITTED, SEE APPENDIX B]

  The Blanchard Growth & Income Fund had a total return of 18.77% for the year ended October 31, 1996. This compares with a return of 21.21% for the Lipper Growth & Income Average and 24.08% for the S&P 500.**

  Despite two distinct market selloffs during the reporting year, the Fund benefited from the management team's disciplined, value-oriented approach to sector allocation and individual stock selection.

                       ECONOMY'S STRENGTH SURPRISES MANY

  1996 began with many investors expecting that slow economic growth would lead the Federal Reserve Board to cut short-term interest rates. When unanticipated signs of strength were revealed, the stock market continued its advance while bonds fell sharply. The Fund took on a slight cyclical bias throughout most of the first half of 1996, favoring companies that do well in a growing economy. ** The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments may not be made in an index.

              A FOCUS ON QUALITY COMPANIES & REASONABLE VALUATIONS

  By June, based on the management team's expectation that the economy had slowed in the second quarter, the Fund's cyclical exposure was cut, which proved to be highly beneficial during the brief mid-summer market correction. The Fund took advantage of July's steep decline in technology stock prices to buy companies the manager believed offered visible earnings growth at attractive prices. This strategy helped the Fund end the reporting year on a very positive note, as the technology sector again assumed a market leadership role.

  As the reporting year ended, the Portfolio had an overweight position in technology and financial stocks and only a market weighting in cyclical stocks. Like all Chase managed equity portfolios, the Fund has a strong value orientation, which has been generally out of favor for much of the past two years, particularly among large cap stocks. In this environment, the Fund's manager has adhered closely to Chase's stock management and selection process, confident that the market will reward quality companies trading at reasonable valuations.

  Thank you for your continued patronage. We look forward to serving you in the months and years ahead.

                           Sincerely,


                           The Investment Management Team
                           at Chase Manhattan Bank
                           Portfolio Advisers to the
                           Growth & Income Portfolio

BLANCHARD GROWTH & INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Investments in Portfolio, at value    $15,578,013
-------------------------------------
Receivable for shares sold                  7,768
-------------------------------------
Deferred organizational expense            55,386
------------------------------------- -----------
  Total assets                         15,641,167
-------------------------------------
LIABILITIES:
----------------------------
Payable for shares redeemed  $ 33,286
----------------------------
Accrued expenses               58,697
---------------------------- --------
  Total liabilities                        91,983
------------------------------------- -----------
NET ASSETS                            $15,549,184
------------------------------------- -----------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $13,168,507
-------------------------------------
Net unrealized appreciation of
investments in Portfolio                1,336,233
-------------------------------------
Accumulated net realized gain on
investments in Portfolio                  943,533
-------------------------------------
Undistributed net investment income       100,911
------------------------------------- -----------
  Total Net Assets                    $15,549,184
------------------------------------- -----------
SHARES OUTSTANDING                      1,645,267
------------------------------------- -----------
NET ASSET VALUE, Offering Price and
Redemption Proceeds Per Share:
(net assets / shares outstanding)           $9.45
------------------------------------- -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME  ALLOCATED FROM PORTFOLIO:
------------------------------------------------------------
Dividend                                                      $  240,132
------------------------------------------------------------
Interest                                                          90,687
------------------------------------------------------------  ----------
Expenses allocated from Portfolio                                (56,643)
------------------------------------------------------------  ----------
  Net investment income allocated from Portfolio                 274,176
------------------------------------------------------------  ----------
EXPENSES:
------------------------------------------------
Management fee                                    $   85,166
------------------------------------------------
Administrative personnel and services fee             75,000
------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                              46,000
------------------------------------------------
Directors'/Trustees' fees                              1,158
------------------------------------------------
Auditing fees                                         16,921
------------------------------------------------
Legal fees                                             9,000
------------------------------------------------
Distribution services fee                             60,833
------------------------------------------------
Share registration costs                              19,698
------------------------------------------------
Printing and postage                                  47,573
------------------------------------------------
Amortization of organizational costs                  18,163
------------------------------------------------
Miscellaneous                                          2,214
------------------------------------------------  ----------
  Total expenses                                     381,726
------------------------------------------------  ----------
Waivers--
-----------------------------------
 Waiver of Management fee               $(85,166)
-----------------------------------
 Waiver of Distribution services
fee                                      (60,833)
-----------------------------------
 Waiver of Administrative personnel
and services fee                         (62,462)
-----------------------------------  -----------
  Total waivers                                     (208,461)
------------------------------------------------  ----------
    Net expenses                                                 173,265
------------------------------------------------------------  ----------
      Net investment income                                      100,911
------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
PORTFOLIO:
------------------------------------------------------------
Net realized gain on investment transactions                     931,403
------------------------------------------------------------
Net realized gain on financial futures contracts
transactions                                                      25,334
------------------------------------------------------------  ----------
  Net realized gain from Portfolio                               956,737
------------------------------------------------------------
Net change in unrealized appreciation of investments in
Portfolio                                                        849,993
------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments in
  Portfolio                                                    1,806,730
------------------------------------------------------------  ----------
    Change in net assets resulting from operations            $1,907,641
------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      YEAR ENDED OCTOBER 31,
                                                      ------------------------
                                                         1996         1995
                                                      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------
OPERATIONS--
----------------------------------------------------
Net investment income/(operating loss)                $   100,911  $   (23,610)
----------------------------------------------------
Net realized gain on investments in Portfolio             956,737      170,017
----------------------------------------------------
Net change in unrealized appreciation of investments
in Portfolio                                              849,993      486,240
----------------------------------------------------  -----------  -----------
  Change in net assets resulting from operations        1,907,641      632,647
----------------------------------------------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------
Distributions in excess of net investment income          --            (2,119)
----------------------------------------------------
Distributions from net realized gains                    (153,889)     --
----------------------------------------------------  -----------  -----------
Change in net assets resulting from distributions to
shareholders                                             (153,889)      (2,119)
----------------------------------------------------  -----------  -----------
SHARE TRANSACTIONS--
----------------------------------------------------
Proceeds from sale of shares                           12,224,700   11,752,782
----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                         143,325        2,024
----------------------------------------------------
Cost of shares redeemed                                (5,015,878)  (5,942,049)
----------------------------------------------------  -----------  -----------
  Change in net assets resulting from share
 transactions                                           7,352,147    5,812,757
----------------------------------------------------  -----------  -----------
    Change in net assets                                9,105,899    6,443,285
----------------------------------------------------
NET ASSETS:
----------------------------------------------------
Beginning of period                                     6,443,285      --
----------------------------------------------------  -----------  -----------
End of period (including undistributed net
investment income of
$100,911 and $0, respectively)                        $15,549,184  $ 6,443,285
----------------------------------------------------  -----------  -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        YEAR ENDED
                                                       OCTOBER 31,
                                                      ---------------
                                                       1996     1995
----------------------------------------------------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 8.11  $ 7.00
----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------
 Net investment income/(loss)                            0.06   (0.03)
----------------------------------------------------
 Net realized and unrealized gain on investments         1.44    1.15
----------------------------------------------------  -------  ------
Total from investment operations                         1.50    1.12
----------------------------------------------------  -------  ------
LESS DISTRIBUTIONS
----------------------------------------------------
 Distributions in excess of net investment income       --      (0.01)
----------------------------------------------------
 Distributions from net realized gain on investments    (0.16)   --
----------------------------------------------------  -------  ------
Total distributions                                     (0.16)  (0.01)
----------------------------------------------------  -------  ------
NET ASSET VALUE, END OF PERIOD                         $ 9.45  $ 8.11
----------------------------------------------------  -------  ------
TOTAL RETURN (A)                                        18.77%  16.03%
----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------
 Expenses (b)                                            1.90%   3.81%
----------------------------------------------------
 Net investment income (loss)                            0.83%  (0.64%)
----------------------------------------------------
 Expense waiver/reimbursement (c)                        1.71%   0.77%
----------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------
 Net assets, end of period (000 omitted)              $15,549  $6,443
----------------------------------------------------


(a) Based on net asset value.

(b) Reflects the Fund's proportionate share of the respective Portfolio's expenses and the Fund's fee waivers and expense reimbursements by the Funds' Manager, Distributor and Administrator.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
-------------------------------------------------------------------------------

1. ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of seven funds. The financial statements included herein are only those of Blanchard Growth & Income (the "Fund"). The financial statements of the other funds are presented separately. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

The Fund's investment objective is to provide long-term capital appreciation and dividend income. The Fund seeks to achieve its investment objective by investing all of its investable assets in Growth & Income Portfolio (the "Portfolio") which is an open-end management investment company having the same investment objective as the Fund. The Portfolio is advised by Chase Manhattan Corporation N.A., its Portfolio Adviser. At October 31, 1996, the Fund owned 0.74% of the Portfolio.

These financial statements should be read together with the accompanying portfolio of investments and financial statements of the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Fund records its investment in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the Notes to those accompanying Financial Statements.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--The Fund records daily its pro-rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Expenses directly attributable to the Fund are charged to the Fund. Certain expenses for the Trust are allocated among all the Funds in the Trust based upon their relative average net assets. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. The Fund has changed its dividend distribution period from semi-annual distribution to an annual distribution.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to organizational expenses and registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in shares were as follows:

                                                    YEAR ENDED
                                                    OCTOBER 31,
                                                --------------------
                                                  1996       1995
----------------------------------------------  ---------  ---------
Shares sold                                     1,400,562  1,584,617
----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                             17,436        298
----------------------------------------------
Shares redeemed                                  (567,216)  (790,430)
----------------------------------------------  ---------  ---------
  Net change resulting from share transactions    850,782    794,485
----------------------------------------------  ---------  ---------


4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANGEMENT FEE--Virtus Capital Management, Inc., the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 0.70% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year for the Fund shall be at least $75,000. The administrator may voluntarily choose to waive any portion of its fee. The administrator can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ"), through its subsidiary Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of FServ, FAS and FSC.


INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees of BLANCHARD FUNDS and Shareholders of BLANCHARD GROWTH & INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Blanchard Growth & Income Fund (the "Fund") as of October 31, 1996 and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the year ended October 31, 1995 were audited by other auditors, whose report thereon dated December 22, 1995, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
December 20, 1996


BLANCHARD GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

   SHARES                         ISSUER                            VALUE
 ---------- -------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--94.0%
 ------------------------------------------------------------
 COMMON STOCK--86.0%
 ------------------------------------------------------------
            AEROSPACE--1.9%
            -------------------------------------------------
    300,000 Allied-Signal, Inc.                                 $   19,650,000
            -------------------------------------------------
    115,600 General Motors, Class H                                  6,170,150
            -------------------------------------------------
    110,000 United Technologies, Corp.                              14,162,500
            -------------------------------------------------   --------------
                                                                    39,982,650
            -------------------------------------------------   --------------
            AGRICULTURAL PRODUCTION/SERVICES--2.0%
            -------------------------------------------------
    350,000 AGCO Corp.                                               8,881,250
            -------------------------------------------------
    355,000 Case Corp.                                              16,507,500
            -------------------------------------------------
    400,000 Deere & Co.                                             16,700,000
            -------------------------------------------------   --------------
                                                                    42,088,750
            -------------------------------------------------   --------------
            AIRLINES--0.5%
            -------------------------------------------------
    126,590 AMR Corp.*                                              10,633,560
            -------------------------------------------------   --------------
            AUTOMOTIVE--1.4%
            -------------------------------------------------
    300,000 Chrysler Corp.                                          10,087,500
            -------------------------------------------------
    200,000 General Motors                                          10,775,000
            -------------------------------------------------
    250,000 Lear Corp.*                                              9,250,000
            -------------------------------------------------   --------------
                                                                    30,112,500
            -------------------------------------------------   --------------
            BANKING--5.8%
            -------------------------------------------------
    400,000 Bank of Boston Corp.                                    25,600,000
            -------------------------------------------------
    145,000 BankAmerica Corp.                                       13,267,500
            -------------------------------------------------
    175,000 Citicorp                                                17,325,000
            -------------------------------------------------
    204,333 Commonwealth Bank of Australia, ADR (Australia) #
            (Preference Stock)                                       3,677,994
            -------------------------------------------------
    220,000 First Union Corp.                                       16,005,000
            -------------------------------------------------
    425,000 National City Corp.                                     18,434,375
            -------------------------------------------------
    135,000 NationsBank Corp.                                       12,723,750
            -------------------------------------------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                   ISSUER                      VALUE
 ---------- -------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ------------------------------------------------
 COMMON STOCK--CONTINUED
 ------------------------------------------------
            BANKING--CONTINUED
            -------------------------------------
    350,000 Norwest Corp.                           $   15,356,250
            -------------------------------------   --------------
                                                       122,389,869
            -------------------------------------   --------------
            BIOTECHNOLOGY--0.5%
            -------------------------------------
    160,000 Amgen, Inc.                                  9,810,000
            -------------------------------------   --------------
            CHEMICALS--3.0%
            -------------------------------------
    110,000 Dow Chemical Co.                             8,552,500
            -------------------------------------
    245,000 duPont (EI) deNemours & Co.                 22,723,750
            -------------------------------------
    340,000 IMC Global, Inc.                            12,750,000
            -------------------------------------
    225,000 Praxair, Inc.                                9,956,250
            -------------------------------------
    200,000 Union Carbide Corp.                          8,525,000
            -------------------------------------   --------------
                                                        62,507,500
            -------------------------------------   --------------
            COMPUTER SOFTWARE--3.0%
            -------------------------------------
    350,000 Cisco Systems, Inc.*                        21,656,250
            -------------------------------------
    300,000 Computer Associates International           17,737,500
            -------------------------------------
     90,000 Microsoft Corp.*                            12,352,500
            -------------------------------------
    446,000 Reynolds & Reynolds, Inc., Class A          11,763,250
            -------------------------------------   --------------
                                                        63,509,500
            -------------------------------------   --------------
            COMPUTERS/COMPUTER HARDWARE--6.4%
            -------------------------------------
    300,000 Analog Devices, Inc.*                        7,800,000
            -------------------------------------
    350,000 Compaq Computer Corp.*                      24,368,750
            -------------------------------------
    400,000 EMC Corp.*                                  10,500,000
            -------------------------------------
    230,000 Intel Corp.                                 25,271,250
            -------------------------------------
    145,000 International Business Machines Corp.       18,705,000
            -------------------------------------
    100,000 SCI Systems, Inc.*                           4,975,000
            -------------------------------------
    100,000 Seagate Technology, Inc.*                    6,675,000
            -------------------------------------
    250,000 Storage Technology Corp.*                   10,656,250
            -------------------------------------
    220,000 Sun Microsystems, Inc.*                     13,420,000
            -------------------------------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                   ISSUER                       VALUE
 ---------- --------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------
 COMMON STOCK--CONTINUED
 -------------------------------------------------
            COMPUTERS/COMPUTER HARDWARE--CONTINUED
            --------------------------------------
    275,000 Texas Instruments                        $   13,234,375
            --------------------------------------   --------------
                                                        135,605,625
            --------------------------------------   --------------
            CONSTRUCTION MACHINERY--0.5%
            --------------------------------------
    160,000 Caterpillar Inc.                             10,980,000
            --------------------------------------   --------------
            CONSUMER PRODUCTS--6.4%
            --------------------------------------
    450,000 Avon Products, Inc.                          24,412,500
            --------------------------------------
    375,000 Black & Decker Corp.                         14,015,625
            --------------------------------------
    185,000 Colgate-Palmolive Co.                        17,020,000
            --------------------------------------
    350,000 Fruit of the Loom, Inc., Class A*            12,731,250
            --------------------------------------
    200,000 Liz Claiborne, Inc.                           8,450,000
            --------------------------------------
    270,000 Nike, Inc., Class B                          15,896,250
            --------------------------------------
    185,000 Philip Morris Companies, Inc.                17,135,625
            --------------------------------------
    250,000 Procter & Gamble Co.                         24,750,000
            --------------------------------------   --------------
                                                        134,411,250
            --------------------------------------   --------------
            DIVERSIFIED--0.5%
            --------------------------------------
    115,000 Textron, Inc.                                10,206,250
            --------------------------------------   --------------
            ELECTRONICS/ELECTRICAL EQUIPMENT--0.5%
            --------------------------------------
    115,000 General Electric Co.                         11,126,250
            --------------------------------------   --------------
            ENTERTAINMENT/LEISURE--1.8%
            --------------------------------------
    700,000 Carnival Corp., Class A                      21,087,500
            --------------------------------------
    330,000 Circus Circus Enterprises Inc.*              11,385,000
            --------------------------------------
    325,000 Trump Hotels & Casino Resorts, Inc.*          5,159,375
            --------------------------------------   --------------
                                                         37,631,875
            --------------------------------------   --------------
            FINANCIAL SERVICES--3.3%
            --------------------------------------
    574,500 Countrywide Credit Industries, Inc.          16,373,250
            --------------------------------------
    175,000 Federal Home Loan Mortgage Corp.             17,675,000
            --------------------------------------
    360,000 Federal National Mortgage Assoc.             14,085,000
            --------------------------------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                 ISSUER                     VALUE
 ---------- ----------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ---------------------------------------------
 COMMON STOCK--CONTINUED
 ---------------------------------------------
            FINANCIAL SERVICES--CONTINUED
            ----------------------------------
    505,000 Green Tree Financial Corp.           $   20,010,625
            ----------------------------------   --------------
                                                     68,143,875
            ----------------------------------   --------------
            FOOD/BEVERAGE PRODUCTS--4.4%
            ----------------------------------
    540,000 Coca-Cola Enterprises, Inc.              23,017,500
            ----------------------------------
    460,000 ConAgra, Inc.                            22,942,500
            ----------------------------------
    535,000 PepsiCo., Inc.                           15,849,375
            ----------------------------------
    430,000 Sara Lee Corp.                           15,265,000
            ----------------------------------
    100,000 Unilever NV, ADR (Netherlands)           15,287,500
            ----------------------------------   --------------
                                                     92,361,875
            ----------------------------------   --------------
            HEALTH CARE--2.9%
            ----------------------------------
    571,000 Columbia/HCA Healthcare Corp.            20,413,250
            ----------------------------------
    495,000 HEALTHSOUTH Corp.*                       18,562,500
            ----------------------------------
    180,000 Medtronic, Inc.                          11,587,500
            ----------------------------------
    500,000 Tenet Healthcare Corp.*                  10,437,500
            ----------------------------------   --------------
                                                     61,000,750
            ----------------------------------   --------------
            INSURANCE--4.3%
            ----------------------------------
    150,000 Aetna Inc.                               10,031,250
            ----------------------------------
    335,000 AFLAC, Inc.                              13,441,875
            ----------------------------------
    455,110 Allstate Corp.                           25,543,049
            ----------------------------------
    110,500 American International Group             12,003,063
            ----------------------------------
    125,000 Loews Corp.                              10,328,125
            ----------------------------------
    220,000 Mid Ocean, Ltd. (Bermuda)                10,340,000
            ----------------------------------
    140,000 Reliastar Financial Corp.                 7,420,000
            ----------------------------------
        750 Transport Holdings, Inc., Class A*           57,000
            ----------------------------------   --------------
                                                     89,164,362
            ----------------------------------   --------------
            MANUFACTURING--3.4%
            ----------------------------------
    350,000 Ingersoll-Rand Co.                       14,568,750
            ----------------------------------
    225,000 Johnson Controls                         16,425,000
            ----------------------------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                      ISSUER                         VALUE
 ---------- -------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ------------------------------------------------------
 COMMON STOCK--CONTINUED
 ------------------------------------------------------
            MANUFACTURING--CONTINUED
            -------------------------------------------
    175,000 Kennametal Inc.                               $    5,950,000
            -------------------------------------------
    370,000 Parker Hannifin Corp.                             14,013,750
            -------------------------------------------
    400,000 Tyco International Ltd.                           19,850,000
            -------------------------------------------   --------------
                                                              70,807,500
            -------------------------------------------   --------------
            METALS/MINING--1.4%
            -------------------------------------------
    310,000 Aluminum Co. of America (ALCOA)                   18,173,750
            -------------------------------------------
    335,000 Inco, Ltd.                                        10,636,250
            -------------------------------------------   --------------
                                                              28,810,000
            -------------------------------------------   --------------
            OFFICE/BUSINESS EQUIPMENT--0.7%
            -------------------------------------------
    310,000 Xerox Corp.                                       14,376,250
            -------------------------------------------   --------------
            OIL & GAS--8.2%
            -------------------------------------------
    150,000 Amoco Corp.                                       11,362,500
            -------------------------------------------
    125,000 British Petroleum PLC, ADR (United Kingdom)       16,078,125
            -------------------------------------------
    300,000 Halliburton Company                               16,987,500
            -------------------------------------------
    195,000 Mobil Corp.                                       22,766,250
            -------------------------------------------
    601,500 PanEnergy Corp.                                   23,157,750
            -------------------------------------------
    355,000 Phillips Petroleum Co.                            14,555,000
            -------------------------------------------
    224,200 Smith International*                               8,519,600
            -------------------------------------------
    190,000 Texaco, Inc.                                      19,308,750
            -------------------------------------------
    140,000 Tidewater, Inc.                                    6,125,000
            -------------------------------------------
    250,000 Unocal Corp.                                       9,156,250
            -------------------------------------------
    445,000 Williams Companies, Inc.                          23,251,250
            -------------------------------------------   --------------
                                                             171,267,975
            -------------------------------------------   --------------
            PAPER/FOREST PRODUCTS--1.1%
            -------------------------------------------
    325,000 Fort Howard Corp.*                                 8,328,125
            -------------------------------------------
    220,000 Willamette Industries                             14,850,000
            -------------------------------------------   --------------
                                                              23,178,125
            -------------------------------------------   --------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                      ISSUER                          VALUE
 ---------- --------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------------
 COMMON STOCK--CONTINUED
 -------------------------------------------------------
            PHARMACEUTICALS--4.2%
            --------------------------------------------
    420,000 American Home Products Corp.                   $   25,725,000
            --------------------------------------------
     90,000 Bristol-Myers Squibb Co.                            9,517,500
            --------------------------------------------
    340,000 Johnson & Johnson                                  16,745,000
            --------------------------------------------
    200,000 Schering-Plough Corp.                              12,800,000
            --------------------------------------------
    361,300 SmithKline Beecham PLC, ADR (United Kingdom)       22,626,413
            --------------------------------------------   --------------
                                                               87,413,913
            --------------------------------------------   --------------
            PHOTOGRAPHIC EQUIPMENT--0.5%
            --------------------------------------------
    135,000 Eastman Kodak Co.                                  10,766,250
            --------------------------------------------   --------------
            PRINTING & PUBLISHING--1.5%
            --------------------------------------------
    100,000 Harcourt General, Inc.                              4,975,000
            --------------------------------------------
    370,000 New York Times Company, Class A                    13,366,250
            --------------------------------------------
    150,000 Tribune Co.                                        12,262,500
            --------------------------------------------   --------------
                                                               30,603,750
            --------------------------------------------   --------------
            REAL ESTATE INVESTMENT TRUST--1.3%
            --------------------------------------------
    283,500 Beacon Properties Corp.                             8,327,813
            --------------------------------------------
    170,000 Equity Residential Properties Trust                 6,247,500
            --------------------------------------------
    280,000 Hospitality Properties Trust                        7,280,000
            --------------------------------------------
    210,000 Security Capital Industrial Trust                   3,806,250
            --------------------------------------------   --------------
                                                               25,661,563
            --------------------------------------------   --------------
            RESTAURANTS/FOOD SERVICE--0.4%
            --------------------------------------------
    400,000 Wendy's International, Inc.                         8,250,000
            --------------------------------------------   --------------
            RETAILING--4.2%
            --------------------------------------------
    320,000 American Stores Co.                                13,240,000
            --------------------------------------------
    420,000 Dayton-Hudson Corp.                                14,542,500
            --------------------------------------------
    350,000 Federated Department Stores*                       11,550,000
            --------------------------------------------
    470,000 Gap, Inc.                                          13,630,000
            --------------------------------------------
    542,500 Kroger Co.*                                        24,209,063
            --------------------------------------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                         ISSUER                            VALUE
 ---------- -------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ------------------------------------------------------------
 COMMON STOCK--CONTINUED
 ------------------------------------------------------------
            RETAILING--CONTINUED
            -------------------------------------------------
    225,000 Sears Roebuck & Co.                                 $   10,884,375
            -------------------------------------------------   --------------
                                                                    88,055,938
            -------------------------------------------------   --------------
            SHIPPING/TRANSPORTATION--1.3%
            -------------------------------------------------
    150,000 Burlington Northern, Inc.                               12,356,250
            -------------------------------------------------
    130,000 Federal Express Corp.*                                  10,465,000
            -------------------------------------------------
    130,000 Ryder System                                             3,867,500
            -------------------------------------------------   --------------
                                                                    26,688,750
            -------------------------------------------------   --------------
            TELECOMMUNICATIONS--5.4%
            -------------------------------------------------
    500,000 BellSouth Corp.                                         20,375,000
            -------------------------------------------------
    183,000 CPT Telefonica del Peru S.A., ADR (Peru)                 3,774,375
            -------------------------------------------------
    300,000 Frontier Corp.                                           8,700,000
            -------------------------------------------------
    300,000 GTE Corp.                                               12,637,500
            -------------------------------------------------
     72,918 Lucent Technologies, Inc.                                3,427,146
            -------------------------------------------------
    400,000 Sprint Corp.                                            15,700,000
            -------------------------------------------------
    800,000 Telefonaktiebolaget LM Ericsson, Sp, ADR (Sweden)       22,100,000
            -------------------------------------------------
    150,000 Telefonica de Espana, ADR (Spain)                        9,037,500
            -------------------------------------------------
    270,000 U S West, Inc.                                           8,201,250
            -------------------------------------------------
    350,000 WorldCom, Inc.                                           8,531,250
            -------------------------------------------------   --------------
                                                                   112,484,021
            -------------------------------------------------   --------------
            UTILITIES--3.3%
            -------------------------------------------------
    200,000 CINergy Corp.                                            6,625,000
            -------------------------------------------------
    370,000 FPL Group Inc.                                          17,020,000
            -------------------------------------------------
    350,000 GPU, Inc.                                               11,506,250
            -------------------------------------------------
    120,000 Northern States Power Co.                                5,640,000
            -------------------------------------------------
    500,000 Pinnacle West Capital Corp.                             15,437,500
            -------------------------------------------------
    280,000 Texas Utilities Co.                                     11,340,000
            -------------------------------------------------   --------------
                                                                    67,568,750
            -------------------------------------------------   --------------
            TOTAL COMMON STOCK (COST $1,437,565,995)             1,797,599,226
            -------------------------------------------------   --------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                        ISSUER                            VALUE
 ---------- ------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -----------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--4.6%
 -----------------------------------------------------------
            AIRLINES--0.3%
            ------------------------------------------------
     90,000 Continental Air Finance Trust, 8.50%, 12/01/20 #   $    5,535,000
            ------------------------------------------------   --------------
            AUTOMOTIVE--0.2%
            ------------------------------------------------
     45,000 Ford Motor Co., Ser. A, 8.4%                            4,601,250
            ------------------------------------------------   --------------
            BROADCASTING--0.2%
            ------------------------------------------------
    100,000 American Radio Systems, 7.00%, #                        4,900,000
            ------------------------------------------------   --------------
            COMPUTERS/COMPUTER HARDWARE--0.3%
            ------------------------------------------------
     50,000 Ceridian Corp., 5.5%                                    5,450,000
            ------------------------------------------------   --------------
            CONSUMER PRODUCTS--0.9%
            ------------------------------------------------
    700,000 RJR Nabisco Holdings Corp., 9.25%, Ser. C               3,937,500
            ------------------------------------------------
    960,000 Westinghouse Electric, $1.30, Ser. C #                 15,255,360
            ------------------------------------------------   --------------
                                                                   19,192,860
            ------------------------------------------------   --------------
            ENTERTAINMENT/LEISURE--0.4%
            ------------------------------------------------
    200,000 Time Warner Financing Trust, $1.24                      7,750,000
            ------------------------------------------------   --------------
            FINANCIAL SERVICES--0.6%
            ------------------------------------------------
    100,000 American General Delaware, $3.00, Ser. A                5,225,000
            ------------------------------------------------
     91,000 SunAmerica Inc., $3.188, 10/31/99 Ser.                  3,412,500
            ------------------------------------------------
    148,000 The Money Store, $1.720, 12/01/99 Ser.                  3,848,000
            ------------------------------------------------   --------------
                                                                   12,485,500
            ------------------------------------------------   --------------
            HEALTH CARE--0.3%
            ------------------------------------------------
    225,000 FHP International Corp., Ser. A, 5.0%                   6,468,750
            ------------------------------------------------   --------------
            INSURANCE--0.2%
            ------------------------------------------------
     67,000 American Bankers Insurance Group, 6.25%, Ser. B         3,844,125
            ------------------------------------------------   --------------
            OIL & GAS--0.7%
            ------------------------------------------------
     90,000 Diamond Shamrock, 5% #                                  5,190,120
            ------------------------------------------------
    140,000 Occidental Petroleum, $3.00                             8,995,000
            ------------------------------------------------   --------------
                                                                   14,185,120
            ------------------------------------------------   --------------
            PAPER/FOREST PRODUCTS--0.4%
            ------------------------------------------------
    175,000 International Paper Capital Corp., 5.25% #              8,461,075
            ------------------------------------------------   --------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                         ISSUER                            VALUE
 ----------- ------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--CONTINUED
 ------------------------------------------------------------
             TELECOMMUNICATIONS--0.1%
             ------------------------------------------------
      40,000 Viacom International, 5.0%, 7/31/06 Ser.           $    3,320,000
             ------------------------------------------------   --------------
             TOTAL CONVERTIBLE PREFERRED STOCK (COST                96,193,680
             $88,416,322)
             ------------------------------------------------   --------------
 CORPORATE BONDS & NOTES--1.4%
 ------------------------------------------------------------
             AUTOMOTIVE--0.2%
             ------------------------------------------------
 $ 4,500,000 Magna International Inc., 5.00%, 10/15/02               4,910,355
             ------------------------------------------------   --------------
             COMPUTER HARDWARE--0.2%
             ------------------------------------------------
   4,000,000 Quantum Corp., 5.00%, 03/01/03 #                        4,360,000
             ------------------------------------------------   --------------
             ELECTRONICS/ELECTRICAL EQUIPMENT--0.3%
             ------------------------------------------------
   7,000,000 Xilinx Inc., 5.25%, 11/01/02 #                          6,600,300
             ------------------------------------------------   --------------
             FINANCIAL SERVICES--0.5%
             ------------------------------------------------
   1,500,000 Aames Financial Corp., 5.50%, 03/15/06 #                2,444,985
             ------------------------------------------------
   6,600,000 South African Pulp & Paper Industries, BVI
             Finance Ltd., 7.50%, 06/30/06                           6,121,500
             ------------------------------------------------
   2,000,000 UBS Finance of Delaware, 2.00%, 12/15/00                1,870,000
             ------------------------------------------------   --------------
                                                                    10,436,485
             ------------------------------------------------   --------------
             HEALTH CARE--0.2%
             ------------------------------------------------
   4,000,000 Tenet Healthcare Corp., 6.00%, 12/01/05                 4,095,000
             ------------------------------------------------   --------------
             TOTAL CORPORATE BONDS & NOTES (COST $29,600,000)       30,402,140
             ------------------------------------------------   --------------
 CONVERTIBLE CORPORATE BONDS & NOTES--2.0%
 ------------------------------------------------------------
             COMPUTERS/COMPUTER HARDWARE--0.2%
             ------------------------------------------------
   4,000,000 Applied Magnetics Corp., 7.00%, 3/15/06 #               5,166,000
             ------------------------------------------------   --------------
             ELECTRONICS/ELECTRICAL EQUIPMENT--0.2%
             ------------------------------------------------
   3,850,000 SCI Systems Inc., 5.00%, 05/01/06 #                     4,706,625
             ------------------------------------------------   --------------
             FINANCIAL SERVICES--0.2%
             ------------------------------------------------
   2,300,000 First Financial Management, 5.00%, 12/15/99             4,315,306
             ------------------------------------------------   --------------
             HEALTH CARE--0.1%
             ------------------------------------------------
   1,200,000 Sterling House, 6.75%, 06/30/06 #                         984,000
             ------------------------------------------------   --------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                          ISSUER                            VALUE
 ----------- -------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------------------
 CONVERTIBLE CORPORATE BONDS & NOTES--CONTINUED
 -------------------------------------------------------------
             HOTELS/OTHER LODGING--0.4%
             -------------------------------------------------
 $ 6,885,000 Hilton Hotels Corp., 5.00%, 05/15/06                $    7,625,138
             -------------------------------------------------   --------------
             MANUFACTURING--0.4%
             -------------------------------------------------
   4,000,000 3 Com Corp., 10.25%, 11/01/01 #                          8,265,640
             -------------------------------------------------
   1,000,000 Waban Inc., 6.50%, 07/01/02                              1,093,750
             -------------------------------------------------   --------------
                                                                      9,359,390
             -------------------------------------------------   --------------
             PHARMACEUTICALS--0.3%
             -------------------------------------------------
   5,000,000 ICN Pharmaceuticals, 8.50%, 11/15/99                     5,385,950
             -------------------------------------------------   --------------
             RETAILING--0.2%
             -------------------------------------------------
   4,000,000 Federated Department Stores *, 5.00%, 10/01/03           4,612,520
             -------------------------------------------------   --------------
              TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (COST        42,154,929
             $32,207,500)
             -------------------------------------------------   --------------
              TOTAL LONG-TERM INVESTMENTS (COST $1,587,789,817)   1,966,349,975

             -------------------------------------------------   --------------
 SHORT-TERM INVESTMENTS--6.4%
 -------------------------------------------------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS--1.0%
             -------------------------------------------------
  20,000,000 Federal Home Loan Mortgage Corp., Discount Notes,
             5.12%, 11/13/96                                         19,965,867
             -------------------------------------------------   --------------
             COMMERCIAL PAPER--5.4%
             -------------------------------------------------
  20,000,000 Cargill Inc., 5.27%, 11/22/96                           19,938,517
             -------------------------------------------------
  20,000,000 Commerzbank US Finance Inc., 5.24%, 11/20/96            19,944,689
             -------------------------------------------------
  33,716,000 Household Finance Corp., 5.40%, 11/01/96                33,716,000
             -------------------------------------------------
  20,000,000 Lucent Technologies, Inc., 5.21%, 11/22/96              19,939,217
             -------------------------------------------------
  20,000,000 Merrill Lynch & Co., Inc., 5.25%, 11/13/96              19,965,000
             -------------------------------------------------   --------------
                                                                    113,503,423
             -------------------------------------------------   --------------
             TOTAL SHORT-TERM INVESTMENTS (COST $133,469,290)       133,469,290
             -------------------------------------------------   --------------
      100.4% TOTAL INVESTMENTS (COST $1,721,259,107)             $2,099,819,265
             -------------------------------------------------   --------------


#Security may only be sold to qualified institutional buyers.

*Non income producing security.

ADR--American Depositary Receipt

See notes to financial statements.


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                   GROWTH &       CAPITAL
                                                    INCOME         GROWTH
                                                  PORTFOLIO      PORTFOLIO
                                                -------------- --------------
ASSETS:
----------------------------------------------
Investment securities, at value (Note 1)        $2,099,819,265 $1,103,102,580
----------------------------------------------
Cash                                                       956            941
----------------------------------------------
Receivables:
----------------------------------------------
Investment securities sold                          20,216,167      8,824,987
----------------------------------------------
Interest and dividends                               4,587,325        750,403
----------------------------------------------
Other assets                                            94,485         78,120
----------------------------------------------  -------------- --------------
  Total Assets                                   2,124,718,198  1,112,757,031
----------------------------------------------  -------------- --------------
LIABILITIES:
----------------------------------------------
Payable for investment securities purchased         31,402,747     22,079,842
----------------------------------------------
Accrued Liabilities: (Note 2)
----------------------------------------------
Administration fees                                     88,975         47,321
----------------------------------------------
Investment advisory fees                               710,802        378,562
----------------------------------------------
Custodian                                               35,044          6,110
----------------------------------------------
Other                                                  132,689        112,863
----------------------------------------------  -------------- --------------
  Total Liabilities                                 32,370,257     22,624,698
----------------------------------------------  -------------- --------------
NET ASSETS Applicable to Investors' Beneficial
Interests                                       $2,092,347,941 $1,090,132,333
----------------------------------------------  -------------- --------------
Cost of Investments                             $1,721,063,078 $  925,693,831
----------------------------------------------  -------------- --------------


See Notes to financial statements.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                      GROWTH &      CAPITAL
                                                       INCOME        GROWTH
                                                     PORTFOLIO     PORTFOLIO
                                                    ------------  ------------
INVESTMENT INCOME:
--------------------------------------------------
Dividend                                            $ 40,163,037  $ 11,147,019
--------------------------------------------------
Interest                                              15,979,731     6,376,287
--------------------------------------------------  ------------  ------------
  Total investment income                             56,142,768    17,523,306
--------------------------------------------------  ------------  ------------
EXPENSES: (NOTE 2)
--------------------------------------------------
Investment Advisory fees                               8,101,188     4,226,466
--------------------------------------------------
Administration fees                                    1,012,648       528,308
--------------------------------------------------
Custodian fees                                           141,771        81,603
--------------------------------------------------
Amortization of organization costs (Note 1)                8,012         8,012
--------------------------------------------------
Professional fees                                         62,232        66,809
--------------------------------------------------
Trustees fees and expenses                                88,590        51,050
--------------------------------------------------
Other                                                    104,455       109,511
--------------------------------------------------  ------------  ------------
  Total expenses                                       9,518,896     5,071,759
--------------------------------------------------  ------------  ------------
Net investment income                                 46,623,872    12,451,547
--------------------------------------------------
 -------------------------------------------------  ------------  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
--------------------------------------------------
Net realized gain on:
--------------------------------------------------
Investments                                          155,750,263   132,963,967
--------------------------------------------------
Futures and written option transactions                7,927,539       --
--------------------------------------------------
Change in net unrealized appreciation/depreciation
on:
--------------------------------------------------
Investments                                          164,599,862    71,608,504
--------------------------------------------------
Futures and written option transactions               (1,362,579)      --
--------------------------------------------------  ------------  ------------
  Net realized and unrealized gain on investments    326,915,085   204,572,471
--------------------------------------------------  ------------  ------------
Net increase in net assets from operations          $373,538,957  $217,024,018
--------------------------------------------------  ------------  ------------


See Notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                            GROWTH & INCOME PORTFOLIO        CAPITAL GROWTH PORTFOLIO
                          ------------------------------  --------------------------------
                                   YEAR ENDED                       YEAR ENDED
                          ------------------------------  --------------------------------
                             10/31/96        10/31/95        10/31/96         10/31/95
                          --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
FROM OPERATIONS--
------------------------
Net investment income     $   46,623,872  $   49,161,074  $    12,451,547  $    14,034,371
------------------------
Net realized gain on
investments and futures
transactions                 163,677,802      95,276,889      132,963,967       38,313,408
------------------------
Change in net unrealized
appreciation on
investments
and futures                  163,237,283     154,841,478       71,608,504       83,513,979
------------------------  --------------  --------------  ---------------  ---------------
Increase in net assets
from operations              373,538,957     299,279,441      217,024,018      135,861,758
------------------------  --------------  --------------  ---------------  ---------------
TRANSACTIONS IN
INVESTORS'
BENEFICIAL INTEREST:
------------------------
Contributions                470,616,913     511,820,403    1,114,082,444    1,403,653,138
------------------------
Withdrawals                 (605,973,572)   (542,453,501)  (1,260,399,848)  (1,217,251,104)
------------------------  --------------  --------------  ---------------  ---------------
Net increase (decrease)
from transactions in
investors'
beneficial interests        (135,356,659)    (30,633,098)    (146,317,404)     186,402,034
------------------------  --------------  --------------  ---------------  ---------------
Net increase in net
assets                       238,182,298     268,646,343       70,706,614      322,263,792
------------------------
NET ASSETS:
------------------------
Beginning of period        1,854,165,643   1,585,519,300    1,019,425,719      697,161,927
------------------------  --------------  --------------  ---------------  ---------------
End of period             $2,092,347,941  $1,854,165,643  $ 1,090,132,333  $ 1,019,425,719
------------------------  --------------  --------------  ---------------  ---------------


See Notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
-------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and the CGP commenced operations on November 29, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Portfolios:

A.VALUATION OF INVESTMENTS--Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B.REPURCHASE AGREEMENTS--It is the Trusts' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trusts' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C.FUTURES CONTRACTS--When a portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

  The GIP invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract.
  The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

  As of October 31, 1996, the Portfolios had no outstanding futures contracts.

D.WRITTEN OPTIONS--When a portfolio writes an option on a futures contract, an amount equal to the premium received by the portfolio is included in the portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

  The GIP writes options on stock index securities futures. These options are settled for cash and subject the Portfolio to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

  As of October 31, 1996 the Portfolios had no outstanding written options.

E.SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

F.ORGANIZATION COSTS--Organization and initial registration costs incurred in connection with establishing the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Portfolio.

G.FEDERAL INCOME TAXES--The Portfolios intend to continue to qualify as partnerships and therefore net income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A.INVESTMENT ADVISORY FEE--Pursuant to separate Investment Advisory
  Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Portfolios and for such services is paid a fee.

  The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolios' average daily net assets.

  Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

B.CUSTODIAL FEES--Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

C.ADMINISTRATION FEE--Pursuant to an Administration Agreement, Chase (the
  "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

3. INVESTMENT TRANSACTIONS

For the year ended October 31, 1996, purchases and sales of investments (excluding short-term investments) were as follows:

                                            GIP           CGP
-------------------------------------  -------------- ------------
Purchases (excluding U.S. Government)  $1,187,045,632 $865,730,088
-------------------------------------
Sales (excluding U.S. Government)       1,135,951,143  953,423,528
-------------------------------------
Purchases of U.S. Government               20,197,299      570,385
-------------------------------------
Sales of U.S. Government                   25,429,221         --
-------------------------------------


The portfolio turnover rates of GIP and CGP for the year end ended were 62% and 90%, respectively. The average commission rates paid per share were $0.05949 and $0.05843 for GIP and CGP, respectively.

4. RETIREMENT PLAN

The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1996, included in Trustees Fees and Expenses in the Statement of Operations, prepaid pension costs and accrued pension liability included in other assets, and other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

              PREPAID  ACCRUED
     PENSION  PENSION  PENSION
     EXPENSES ASSETS  LIABILITY
---  -------- ------- ---------
GIP  $19,631  $60,845  $80,476
---
CGP    9,910   30,717   40,627
---



REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Trustees and Beneficial Interest Holders of
Growth and Income PortfolioCapital Growth Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Vista Growth and Income Portfolio and Vista Capital Growth Portfolio (the "Portfolios") at October 31, 1996, the results of each of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036
December 10, 1996


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.


                                 APPENDIX


A. The graphic representation here displayed, entitled `The Value of a $10,000 Investment in the Blanchard Capital Growth Fund,''consists of a legend indicating the components of the corresponding line graph. The solid black line represents Lipper Mid Cap Fund Index and the dashed line represents the Blanchard Captial Growth Fund (the `Fund''). The graph is a visual representation of the narrative text above it, which shows that an original hypothetical investment of $10,000 in the Fund and the Lipper Mid Cap Fund Index on 9/30/87 would have had reinvested total values of $46,307, and $29,850, respectively, on 10/31/96. The `x'' axis reflects computation periods from 9/30/87 to 10/31/96. The `y'' axis reflects beginning investment values measured in $4,000 increments ranging from $7,000 to $47,000.

B. The graphic representation here displayed, entitled `The Value of a $10,000 Investment in the Blanchard Growth & Income Fund,''consists of a legend indicating the components of the corresponding line graph. The solid black line represents LipperGrowth & Income Fund Index and the dashed line represents the Blanchard Growth & Income Fund (the `Fund''). The graph is a visual representation of the narrative text above it, which shows that an original hypothetical investment of $10,000 in the Fund and the Lipper Growth & Income Fund Index on 9/30/87 would have had reinvested total values of $58,705, and $26,484, respectively, on 10/31/96. The `x'' axis reflects computation periods from 9/30/87 to 10/31/96. The `y'' axis reflects beginning investment values measured in $4,000 increments ranging from $8,000 to $60,000.